Lease Liabilities - Schedule of Total Cash Outflow Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Payments made against lease liabilities (Principal and interest)	$ 27	$ 24
Short-term and low value leases	1	1
Total cash outflow for leases	31	27
COGS
Disclosure of quantitative information about right-of-use assets [line items]
Variable lease payments	2	1
SG&A
Disclosure of quantitative information about right-of-use assets [line items]
Variable lease payments	$ 1	$ 1